Leases and right-of-use assets (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of Leases [Abstract]
Disclosure of additional information about leasing activities for lessee
As a lessee, the Company leases various assets including mobile mine equipment, offices and properties. These right-of-use assets are presented as property, plant and equipment.

	Right-of-use Land and buildings	Right-of-use Plant and equipment	Total
Cost
Opening balance at January 1, 2021	$14,555	$29,841	$44,396
Additions	815	7,513	8,328
Disposals	(754)	(2,117)	(2,871)
Balance at December 31, 2021	$14,616	$35,237	$49,853
Additions	—	2,807	2,807
Disposals	—	(178)	(178)
Transfers and other movements	64	(17,649)	(17,585)
Balance at December 31, 2022	$14,680	$20,217	$34,897

Accumulated depreciation
Opening balance at January 1, 2021	$(2,303)	$(10,274)	$(12,577)
Depreciation for the year	(1,526)	(6,495)	(8,021)
Disposals	438	380	818
Balance at December 31, 2021	$(3,391)	$(16,389)	$(19,780)
Depreciation for the year	(1,321)	(4,198)	(5,519)
Disposals	—	155	155
Transfers and other movements	320	11,770	12,090
Balance at December 31, 2022	$(4,392)	$(8,662)	$(13,054)

Right-of-use assets, net carrying amount at December 31, 2021	$11,225	$18,848	$30,073
Right-of-use assets, net carrying amount at December 31, 2022	$10,288	$11,555	$21,843